Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Nov. 18, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 07, 2015